Components of Provision for Income Taxes Attributable to Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense:
U.S. federal			$ 3,132	$ 1,786
U.S. state and local			900	424
Foreign jurisdiction			808	714
Total current tax expense			4,840	2,924
Deferred income tax expense (benefit):
U.S. federal			(304)	(102)
U.S. state and local			(81)	(18)
Foreign jurisdiction			(49)	(55)
Total deferred tax expense (benefit)			(434)	(175)
Total income tax provision	$ 2,136	$ 4,007	$ 4,406	$ 2,749